Other Assets - Disclosure of Components in Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [abstract]
South Hedland prepaid transmission access and distribution costs	$ 60	$ 61
Long-term prepaids and other assets	41	40
Project development costs	35	10
Loans receivable	26	37
Transmission infrastructure	18	16
Total current other assets	1	4
Total long-term other assets	179	160
Total Other assets	$ 180	$ 164